Asset Sales, Impairments and Exploration Expenses - Significant Adjustments (Detail) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Payments for (Proceeds from) Investments					$ 0	$ 238	$ (209)
Other Commitment						400
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax				$ 238		(238)
Proceeds from sales of assets					193	$ 1,127	810
Loss on Contract Termination							22
Permian [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Gain (Loss) on Disposition of Proved Property	$ 11	$ 111	$ 31		103
Other Property
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Gain (Loss) on Disposition of Proved Property					8
Appalachian Basin
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Obligations under gathering agreement							23
Northeast [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal							209
Long-term Purchase Commitment, Amount							390
NORTH DAKOTA
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Disposal Group, Including Discontinued Operation, Consideration							$ 185
Contract Term							2 years
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal							$ 70
PENNSYLVANIA
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Proceeds from sales of assets							288
Gain (Loss) on Disposition of Proved Property							69
Cost Of Oil And Gas Services							24
PENNSYLVANIA | Post closing adjustment [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Proceeds from sales of assets							(17)
Cash [Member] | Northeast [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Disposal Group, Including Discontinued Operation, Consideration							$ 209
Type of Arrangement [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Gain (Loss) on Disposition of Proved Property					$ 48